Segments and Geographical Information	6 Months Ended
Jun. 30, 2024
Segments and Geographical Information [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 7: -	SEGMENTS AND GEOGRAPHICAL INFORMATION

Commencing January 1, 2020 the Company presents its business operations in three reportable segments, consisting of the RFID segment, Supply Chain Solutions segment and the Intelligent Robotics segment.

The Company’s management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit.

a.	Information about the operating segments for the six months ended June 30, 2024 and 2023 is as follows:

	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2024:

Revenues	$6,662	$12,687	$401	$(16)	$19,734

Gross profit	$1,620	$2,988	$150	$-	$4,758

Allocated operating expenses	$1,103	$1,683	$122	$-	$2,908

Unallocated operating expenses	-	-	-	-	$345

Operating Income (loss)	$517	$1,305	$28	$-	$1,505

Financial expenses	-	-	-	-	$(262)

Net Income before tax	-	-	-	-	$1,243

Tax on income	-	-	-	-	$1

Net Income	-	-	-	-	$1,242

	RFID	Supply Chain Solutions	Intelligent Robotics	Intercompany	Consolidated

Six months ended June 30, 2023:

Revenues	$6,948	$15,350	$1,257	$(77)	$23,478

Gross profit	$1,796	$3,253	$20	$-	$5,069

Allocated operating expenses	$1,097	$1,859	$130	$-	$3,086

Unallocated operating expenses	-	-	-	-	$374

Operating Income (loss)	$699	$1,394	$(110)	$-	$1,609

Financial expenses	-	-	-	-	$(343)

Net Income before tax	-	-	-	-	$1,266

Tax on income	-	-	-	-	$-

Net Income	-	-	-	-	$1,266

b.	The following presents total revenues for the six months ended June 30, 2024 and 2023 based on the location of customers:

	June 30,
	2024	2023
	Unaudited

Israel	$18,041	$19,765
Far East	54	707
India	796	1,060
Europe	463	838
United States	377	1,080
Others	3	28

	$19,734	$23,478